GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	$ 33,459	$ 7,500	$ 6,000
Long-lived assets	$ 2,545	$ 3,358
Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to a single customer exceeding 10%	30.00%	100.00%	100.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to a single customer exceeding 10%	70.00%	0.00%	0.00%
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	$ 10,000	$ 7,500	$ 6,000
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,468	3,239
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	23,459	0	$ 0
Long-lived assets	$ 77	$ 119